Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000248864 [Member] | Mexican Bonos 5 750 3 5 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000248864 [Member] | Brazil Notas do Tesouro Nacional Serie F 10 000 1 1 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000248864 [Member] | Republic of South Africa Government Bond 6 500 2 28 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248864 [Member] | Czech Republic Government Bond 2 400 9 17 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000248864 [Member] | Republic of Poland Government International Bond 5 125 9 18 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000248864 [Member] | Qatar Government International Bond 4 750 5 29 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248864 [Member] | IHS Holding Ltd 7 875 5 29 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000248864 [Member] | Dominican Republic International Bond 4 500 1 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000248864 [Member] | MEGlobal B V 2 625 4 28 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248864 [Member] | Indonesia Government International Bond 3 700 10 30 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248864 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000248864 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000248864 [Member] | Zero Coupon Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248864 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248863 [Member] | Mexican Bonos 5 750 3 5 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000248863 [Member] | Brazil Notas do Tesouro Nacional Serie F 10 000 1 1 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000248863 [Member] | Republic of South Africa Government Bond 6 500 2 28 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248863 [Member] | Czech Republic Government Bond 2 400 9 17 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000248863 [Member] | Republic of Poland Government International Bond 5 125 9 18 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000248863 [Member] | Qatar Government International Bond 4 750 5 29 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248863 [Member] | IHS Holding Ltd 7 875 5 29 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000248863 [Member] | Dominican Republic International Bond 4 500 1 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000248863 [Member] | MEGlobal B V 2 625 4 28 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248863 [Member] | Indonesia Government International Bond 3 700 10 30 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248863 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000248863 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000248863 [Member] | Zero Coupon Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248863 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%